Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Real estate investments:
Land and improvements	$ 1,598,355	$ 1,725,454
Buildings and improvements	2,989,451	3,145,666
Total real estate investments	4,587,806	4,871,120
Less: accumulated depreciation	(503,568)	(431,958)
Net Real Estate Investment	4,084,238	4,439,162
Loans receivable, net	78,466	60,880
Intangible lease assets, net	306,252	355,718
Real estate assets under direct financing leases, net	24,865	36,005
Real estate assets held for sale, net	20,469	100,861
Net investments	4,514,290	4,992,626
Cash and cash equivalents	8,792	5,914
Deferred costs and other assets, net	121,949	86,181
Goodwill	225,600	225,600
Assets related to SMTA Spin-Off	2,392,880	2,367,650
Total assets	7,263,511	7,677,971
Liabilities:
Revolving Credit Facility	112,000	86,000
Term Loan, net	0	418,471
Senior Unsecured Notes, net	295,321	295,112
Mortgages and notes payable, net	589,644	822,789
Convertible Notes, net	715,881	702,642
Total debt, net	1,712,846	2,325,014
Intangible lease liabilities, net	130,574	152,088
Accounts payable, accrued expenses and other liabilities	131,642	136,676
Liabilities related to SMTA Spin-Off	1,968,840	1,382,085
Total liabilities	3,943,902	3,995,863
Commitments and contingencies
Stockholders’ equity:
Preferred stock and paid in capital, $0.01 par value, 20,000,000 shares authorized: 6,900,000 shares and no shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively, liquidation preference of $25.00 per share	166,193	0
Common stock, $0.01 par value, 750,000,000 shares authorized: 448,868,269 shares and 483,624,120 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively	4,489	4,836
Capital in excess of common stock par value	5,193,631	5,177,086
Accumulated deficit	(2,044,704)	(1,499,814)
Total stockholders’ equity	3,319,609	3,682,108
Partners' Capital
Total liabilities and stockholders' equity/partners' capital	7,263,511	7,677,971
Spirit Realty, L.P.
Real estate investments:
Land and improvements	1,598,355	1,725,454
Buildings and improvements	2,989,451	3,145,666
Total real estate investments	4,587,806	4,871,120
Less: accumulated depreciation	(503,568)	(431,958)
Net Real Estate Investment	4,084,238	4,439,162
Loans receivable, net	78,466	60,880
Intangible lease assets, net	306,252	355,718
Real estate assets under direct financing leases, net	24,865	36,005
Real estate assets held for sale, net	20,469	100,861
Net investments	4,514,290	4,992,626
Cash and cash equivalents	8,792	5,914
Deferred costs and other assets, net	121,949	86,181
Goodwill	225,600	225,600
Assets related to SMTA Spin-Off	2,392,880	2,367,650
Total assets	7,263,511	7,677,971
Liabilities:
Revolving Credit Facility	112,000	86,000
Term Loan, net	0	418,471
Senior Unsecured Notes, net	295,321	295,112
Mortgages and notes payable, net	589,644	822,789
Notes payable to Spirit Realty Capital, Inc., net	715,881	702,642
Total debt, net	1,712,846	2,325,014
Intangible lease liabilities, net	130,574	152,088
Accounts payable, accrued expenses and other liabilities	131,642	136,676
Liabilities related to SMTA Spin-Off	1,968,840	1,382,085
Total liabilities	3,943,902	3,995,863
Commitments and contingencies
Partners' Capital
General partner's common capital, 3,988,218 units issued and outstanding as of both December 31, 2017 and December 31, 2016	24,426	26,586
Limited partners' preferred capital: 6,900,000 and no units issued and outstanding as of December 31, 2017 and December 31, 2016, respectively	166,193	0
Limited partners' common capital, 444,880,051 and 479,635,902 units issued and outstanding as of December 31, 2017 and December 31, 2016, respectively	3,128,990	3,655,522
Total partners' capital	3,319,609	3,682,108
Total liabilities and stockholders' equity/partners' capital	$ 7,263,511	$ 7,677,971